Document And Entity Information	Aug. 08, 2019	Aug. 05, 2019
Document Information [Line Items]
Entity Registrant Name	MDC HOLDINGS INC
Document Type	8-K
Document Period End Date	Aug. 05, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8951
Entity Tax Identification Number	84-0622967
Entity Address, Address Line One	4350 South Monaco Street, Suite 500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	303
Local Phone Number	773-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0000773141
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		Common Stock
Trading Symbol		552676108
Security Exchange Name		NYSE
SeniorNotesdueFebruary20205 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		5⅝% Senior Notes due February 2020
Trading Symbol		552676AP3
Security Exchange Name		NYSE
SeniorNotesdueJanuary20436 Custom [Member]
Document Information [Line Items]
Title of 12(b) Security		6% Senior Notes due January 2043
Trading Symbol		552676AQ1
Security Exchange Name		NYSE